May 01, 2020
Supplement dated April 6, 2021
to the Prospectus, as supplemented, of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners Core Equity Fund	5/1/2020
On March 22, 2021 the Fund's Board of Trustees approved certain changes to the Fund's subadvisers and principal investment strategies effective on or about May 1, 2021 (the Effective Date). As a result, on the Effective Date, Jacobs Levy Equity Management, Inc. (Jacobs Levy) no longer serves as a subadviser to the Fund and J.P. Morgan Investment Management Inc. (JPMIM) assumes day-to-day management of a portion of the Fund's portfolio. Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus.
The third paragraph under the subsection "Principal Investment Strategies” in the "Summary of VP - Partners Core Equity Fund" section is hereby removed.
The information under the subsection “Principal Risks” in the “Summary of VP - Partners Core Equity Fund" section is hereby revised to remove Quantitative Model Risk.
The fourth paragraph under the subsection "Performance Information” in the “Summary of VP - Partners Core Equity Fund" section is hereby superseded and replaced with the following:
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
Supplement dated April 6, 2021
to the Prospectus, as supplemented, of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners International Value Fund	5/1/2020
On March 22, 2021 the Fund's Board of Trustees approved certain changes to the Fund's subadvisers and principal investment strategies effective on or about May 1, 2021 (the Effective Date). As a result, on the Effective Date, Dimensional Fund Advisors LP (DFA) no longer serves as a subadviser to the Fund and Pzena Investment Management, LLC (Pzena) assumes day-to-day management of a portion of the Fund's portfolio. Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus.
The information under the subsection "Principal Investment Strategies” in the "Summary of VP - Partners International Value Fund" section is hereby superseded and replaced with the following:
The Fund invests primarily in equity securities of large non-U.S. companies associated with developed markets that the Fund’s portfolio managers determine to be value stocks at the time of purchase. These equity securities generally include common stock, preferred stock and depositary receipts. The Fund may also invest in exchange-traded funds (ETFs). The Fund may invest in the securities of issuers of any size, including small-, mid- and large-capitalization companies. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector. The Fund may also invest up to 20% of its net assets in securities of companies in emerging market countries.
Under normal circumstances, the Fund intends to invest at least 40% of its assets in companies in three or more non-U.S. developed market countries. From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe and Japan.
Investments for the Fund will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Fund’s portfolio pay dividends. It is anticipated, therefore, that the Fund will receive dividend income.
The information under the subsection “Principal Risks” in the “Summary of VP - Partners International Value Fund" section is hereby revised to remove Counterparty Risk, Derivatives Risk, Derivatives Risk - Forward Contracts Risk and Derivatives Risk - Futures Contracts Risk and to add Emerging Market Securities Risk as follows:

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
The fourth paragraph under the subsection "Performance Information” in the “Summary of VP - Partners International Value Fund" section is hereby superseded and replaced with the following:
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
Supplement dated April 6, 2021
to the Prospectus, as supplemented, of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners Small Cap Value Fund	5/1/2020
On March 22, 2021, the Fund's Board of Trustees approved certain changes to the Fund's subadvisers and principal investment strategies. As a result, effective on or about May 1, 2021 (the Effective Date), Jacobs Levy Equity Management, Inc. (Jacobs Levy) and Nuveen Asset Management, LLC (Nuveen Asset Management) no longer serve as subadvisers to the Fund. On the Effective Date, all references to Jacobs Levy and Nuveen Asset Management are hereby removed. Also, on the Effective Date, William Blair Investment Management, LLC (William Blair) assumes day-to-day management of a portion of the Fund's portfolio as a subadviser to the Fund. Accordingly, on the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
The fourth paragraph under the subsection "Performance Information” in the “Summary of VP - Partners Small Cap Value Fund” section is hereby superseded and replaced with the following:
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadvisers or a different allocation of the Fund’s assets among subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.